Equity - Summary of Movements of Shares in Share Trust (Details) - Mesoblast Employee Share Trust	1 Months Ended	6 Months Ended
	Jul. 31, 2020 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Opening balance, shares	3,500,000	771,983	3,500,000
Transfer to employee share trust, shares	3,500,000		2,450,000
Exercise of share options ,shares		(229,080)	(5,366,686)
Ending balance, shares		542,903	583,314